Employee Purchased Shares (Detail) - $ / shares shares in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Shares purchased	6	7	7
Average price per share	$ 339.46	$ 245.59	$ 259.55